APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.1 - Schedule 2

Exception Grades

Run Date - 8/11/2026 2:51:20 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
2	2	2		34477121			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		File is missing final signed and dated HUD-1/Settlement Statement signed by all guarantors.				Reviewer Comment (2025-08-07): Cleared with final HUD. Buyer Comment (2025-08-05): final SS	08/07/2025			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
31	31	31		37089910			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects the subject as tenant occupied. Missing lease agreement.				Reviewer Comment (2026-05-07): Lease received. Buyer Comment (2026-05-05): Lease	05/07/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
24	24	24		37089920			Compliance	Compliance	Federal Compliance	ATR/QM	[redacted]Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-05-06): Client elects to waive			05/06/2026	No	2	A	A	A	A	A	A	A	A	A	A		[redacted]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Exempt from ATR	No
24	24	24	37089923	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].	Disbursement date [redacted] per Final signed/dated Closing Disclosure.	Reviewer Comment (2026-05-15): PCCD provided for updated disbursement date.

Buyer Comment (2026-05-14): DT for PCCD - thank you.

Reviewer Comment (2026-05-14): The PCCD CD is not signed and no proof the CD went to the borrower with the corrected disbursement date.

Buyer Comment (2026-05-12): loan disbursed [redacted]per the PCCD which was in file. This condition is not valid, please clear. Thank you.

Reviewer Comment (2026-05-12): As per final CD, the disbursement date is [redacted]. Considering RTC signature date of [redacted], the earliest disbursement should be [redacted]. Exception remains.

Buyer Comment (2026-05-08): NORTC is correct. Please see attached.
																		05/15/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Exempt from ATR	No
24	24	24		37089924			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing electronic consent.				Reviewer Comment (2026-05-12): E-sign consent received. Buyer Comment (2026-05-08): E consent	05/12/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Exempt from ATR	No
25	25	25		37089926			Compliance	Compliance	Federal Compliance	ATR/QM	[redacted]Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-05-06): Client elects to waive			05/06/2026	No	2	A	A	A	A	A	A	A	A	A	A		[redacted]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Exempt from ATR	No
25	25	25	37089928	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within[redacted]business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The earliest dated E-Consent is [redacted] which was after the date of the initial Loan Estimate issued [redacted], but electronically signed [redacted].	Reviewer Comment (2026-05-14): [redacted]received disclosure tracking details for the initial disclosures are sent via byMail and issued to borrower within that timing requirement.

Buyer Comment (2026-05-13): Disclosure Tracking Details for Initial LE - Mailed Out. Thank you.

Reviewer Comment (2026-05-12): [redacted]received disclosure summary. The consumer went through the eConsent process on [redacted], the consumer acknowledged the receipt of the LE on [redacted]. But the loan application date was [redacted]. In the event the consumer had not provided eConsent by [redacted], then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment [redacted].  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over [redacted]business days and acknowledged over [redacted]business days.  The LE would not have been provided electronically if borrower had not e-consented with the [redacted]business days after application.

Buyer Comment (2026-05-11): Disclosure Tracking attached. Thank you.
																		05/14/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Exempt from ATR	No
881	881	881		37175382			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing the [redacted]and [redacted]4506C documents.				Reviewer Comment (2026-02-04): Post-close lender exception provided for documentation of 4506-C obtained after CTC. Buyer Comment (2026-02-02): Approved credit exception uploaded to trailing docs for review. Reviewer Comment (2026-02-02): Note date is [redacted] and Disbursement date is [redacted]. Received 4506-C and Evidence of Taxpayer Consent is signed and dated on [redacted]. Required 4506-C signed and dated at the time of closing. Exception remains. Buyer Comment (2026-01-29): 4506-C and Consent To The Use of Tax Return Info uploaded to trailing docs for review.	02/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
881	881	881		37175384			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing the [redacted]and [redacted]4506C documents.				Reviewer Comment (2026-02-04): Post-close lender exception provided for documentation of 4506-C obtained after CTC. Buyer Comment (2026-02-02): Approved credit exception uploaded to trailing docs for review. Reviewer Comment (2026-02-02): Note date is [redacted]and Disbursement date is [redacted]. Received 4506-C and Evidence of Taxpayer Consent is signed and dated on [redacted]. Required 4506-C signed and dated at the time of closing. Exception remains. Buyer Comment (2026-01-29): 4506-C and Consent To The Use of Tax Return Info uploaded to trailing docs for review.	02/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
881	881	881		37175383			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing the [redacted]and [redacted]4506C documents.				Reviewer Comment (2026-02-04): Post-close lender exception provided for documentation of 4506-C obtained after CTC. Buyer Comment (2026-02-02): Approved credit exception uploaded to trailing docs for review. Reviewer Comment (2026-02-02): Note date is [redacted] and Disbursement date is [redacted]. Received 4506-C and Evidence of Taxpayer Consent is signed and dated on [redacted]. Required 4506-C signed and dated at the time of closing. Exception remains. Buyer Comment (2026-01-29): 4506-C and Consent To The Use of Tax Return Info uploaded to trailing docs for review.	02/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
881	881	881		37175381			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing the [redacted]and [redacted]4506C documents.				Reviewer Comment (2026-02-04): Post-close lender exception provided for documentation of 4506-C obtained after CTC. Buyer Comment (2026-02-02): Approved credit exception uploaded to trailing docs for review. Reviewer Comment (2026-02-02): Note date is [redacted] and Disbursement date is [redacted]. Received 4506-C and Evidence of Taxpayer Consent is signed and dated on [redacted]. Required 4506-C signed and dated at the time of closing. Exception remains. Buyer Comment (2026-01-29): 4506-C and Consent To The Use of Tax Return Info uploaded to trailing docs for review.	02/04/2026			No	1	B	A	C	A	B	A	C	A	B	A		[redacted]	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
881	881	881	37175379	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	File is missing the [redacted]and [redacted]4506C documents.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-04): Client elects to waive with compensating factors.

Reviewer Comment (2026-02-04): Post-close lender exception provided for documentation of 4506-C obtained after CTC.

Buyer Comment (2026-02-02): Approved credit exception uploaded for review.

Reviewer Comment (2026-02-02): Note date is [redacted] and Disbursement date is [redacted]. Received 4506-C and Evidence of Taxpayer Consent is signed and dated on [redacted]. Required 4506-C signed and dated at the time of closing. Exception remains.

Buyer Comment (2026-01-29): 4506-C and Consent To The Use of Tax Return Info uploaded for review.
																				02/04/2026	No	2	C	B	C	B	C	B	C	B	C	B		[redacted]	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
882	882	882		37175388			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving Borrowers whose divorce has not been finalized by the Court. Compensating factors are FICO [redacted]+ points, DTI [redacted]% below max and [redacted]+.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-03): Client elects to waive with compensating factors.			02/03/2026	No	2	B	B	B	B	B	B	B	B	B	B		[redacted]	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
883	883	883		37175391			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least [redacted] business days prior to closing. It appears only the final CD was included in the file.				Reviewer Comment (2026-02-11): [redacted]received initial CD dated [redacted] Buyer Comment (2026-02-10): Submitted Initial CD dated [redacted]	02/11/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
885	885	885		37175393			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Information updated as per Title document.				Reviewer Comment (2026-02-12): Revalidated title documents received and verified. Exception cleared. Buyer Comment (2026-02-09): Title Supplement under doc ID [redacted]reflects the correct loan amount.	02/12/2026			No	1	B	A	B	A	B	A	B	A	B	A		[redacted]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
885	885	885		37175394			Credit	Guideline	Guideline Issue	Guideline	Valuation requirements not met.		Secondary valuation not provided.				Reviewer Comment (2026-02-12): UCDP score is less than [redacted], Secondary valuation is not required. Exception cleared Buyer Comment (2026-02-09): Secondary valuation was included in the initial shipping package and is located in your portal under doc ID [redacted].	02/12/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
885	885	885		37175398			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-09): Sufficient Cure Provided At Closing		02/09/2026		No	1	A	A	A	A	A	A	A	A	A	A		[redacted]	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
884	884	884		37175401			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-02-12): Sufficient Cure Provided At Closing		02/12/2026		No	1	A	A	A	A	A	A	A	A	A	A		[redacted]	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
884	884	884	37175402	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].	Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted]. The issue is the final CD which reflects a closing date of [redacted] and a disbursement date of [redacted] which are incorrect. Please provide a PCCD reflecting the correct dates, letter to borrower and evidence of borrower's reciept. The loan was not able to disburse until [redacted]	Reviewer Comment (2026-02-13): Settlement agent confirmed loan disbursed on [redacted].

Buyer Comment (2026-02-12): Email from Escrow/Settlement agent uploaded for review.

Reviewer Comment (2026-02-12): To confirm the disbursement date was[redacted], rather than the [redacted] shown on the Final CD, we will need more than an updated PCCD.  Please request a final Settlement Statement that supports the date the loan was actually disbursed.  Alternatively, they can provide a statement or email from settlement agent confirming date funds were disbursed.

Buyer Comment (2026-02-12): Please use this version of the PCCD documentation disbursement date was [redacted].

Buyer Comment (2026-02-12): PCCD documentation uploaded for review.
																		02/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		[redacted]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	No